Share-Based Compensation - Schedule of Assumptions Used in Valuing the Share Options on the Grant Date (Details) - Share Options [Member]	12 Months Ended
Dec. 31, 2024
Schedule of Assumptions Used in Valuing the Share Options on the Grant Date [Line Items]
Volatility	15.69%
Risk-free rate	4.12%
Dividend yield	0.00%
Minimum [Member]
Schedule of Assumptions Used in Valuing the Share Options on the Grant Date [Line Items]
Pre-vesting forfeiture rate	0.00%
Maximum [Member]
Schedule of Assumptions Used in Valuing the Share Options on the Grant Date [Line Items]
Pre-vesting forfeiture rate	15.92%